Salaries and other employee expenses	12 Months Ended
Dec. 31, 2024
Disclosure Of Salaries And Other Employee Expenses [Abstract]
Salaries and other employee expenses	Salaries and other employee expenses
The average number of individuals employed by the Group during the years ended 31 December 2024, 2023, and 2022 was 1,011, 999, and 858, respectively. The aggregate salary and other employee expenses incurred by the Group for these employees were as follows:

	2024	2023	2022
Salary expense	109,042	107,067	92,082
Defined contribution plan expense (1)	11,168	11,518	10,052
Long-term incentive plan expense	198	78	5,481
Share-based payments (see Note 22)	7,626	18,033	10,317
Other employee expense	19,998	19,718	11,670
Temporary labor	5,994	8,495	5,838
	154,026	164,909	135,440
(1)Defined contribution plan expense consists of costs incurred by the Group for employees of certain subsidiaries that are required by local laws to participate in pension schemes. These pension schemes are not sponsored or administered by the Group. Pursuant to the requirements of the schemes, the Group is required to contribute a certain percentage of its payroll costs to the pension schemes. Such contributions are charged to the consolidated statements of profit or loss and other comprehensive income or loss as they are incurred in accordance with the rules of the pension schemes.
Salaries and other employee expenses are included within the consolidated statements of profit or loss and other comprehensive income or loss as follows:

	2024	2023	2022
Cost of product revenue	77,241	76,908	42,501
Research and development expenses	37,652	44,339	52,962
General and administrative expenses	39,133	43,662	39,977
Total salary and other employee expenses	154,026	164,909	135,440